Fair Value Measurements (Details) - Schedule of changes in the fair value of the level 3 financial instruments - USD ($)	3 Months Ended		5 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
Summary of changes in the fair value of the level3 financial instruments that are measured at fair value on arecurring basis [Abstract]
Fair value as of December 31	$ 484,000	$ 4,559,000		$ 4,559,000
Initial measurement of draw on convertible promissory note – related party	41,332
Change in fair value	536,000	(2,295,000)	$ (2,085,000)	(2,535,000)
Fair value as of March 31	$ 1,061,332	$ 2,264,000	$ 4,559,000	$ 484,000